OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response....10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MEMBERS® Mutual Funds (now known as Madison Funds®)*
Quarterly Portfolio Holdings Report
January 31, 2013

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND
MADISON CASH RESERVES FUND
MADISON CORE BOND FUND
MADISON HIGH INCOME FUND
MADISON DIVERSIFIED INCOME FUND
MADISON EQUITY INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON LARGE CAP GROWTH FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON INTERNATIONAL STOCK FUND

*Madison Funds® changed its name from MEMBERS® Mutual Funds effective February 1, 2013.  Although this report relates to the period ended January 31, 2013 prior to the name change, the report reflects the names of all relevant entities as they currently exist at the time of the filing of this report with the Commission.

Madison Funds | January 31, 2013

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.1%
Bond Funds - 59.4%
DoubleLine Total Return Bond Fund Class I		283,161	$3,211,047
Franklin Floating Rate Daily Access Fund Advisor Class		471,915	4,332,181
Madison Investment Grade Corporate Bond Fund (A)		322,000	3,715,884
Madison Mosaic Institutional Bond Fund (A)		387,762	4,335,174
Madison Bond Fund Class Y (A)		518,798	5,436,998
Madison High Income Fund Class Y (A)		428,759	3,057,050
Metropolitan West Total Return Bond Fund Class I		574,523	6,250,812
PIMCO Investment Grade Corporate Bond Fund Institutional Class		174,441	1,932,811
PIMCO Total Return Fund Institutional Class		537,170	6,010,927

			38,282,884
Foreign Bond Funds - 7.4%
TCW Emerging Markets Income Fund Class I		305,041	2,858,235
Templeton Global Bond Fund Advisor Class		145,201	1,938,432

			4,796,667
Foreign Stock Funds - 5.6%
Madison International Stock Fund Class Y (A)		154,382	1,813,986
Vanguard FTSE All-World ex-U.S. ETF		37,526	1,758,468

			3,572,454
Money Market Funds - 0.8%
State Street Institutional U.S. Government Money Market Fund		543,213	543,213

Stock Funds - 25.9%
iShares Russell Midcap Index Fund ETF		12,812	1,548,458
iShares S&P 100 Index Fund ETF		22,798	1,541,601
Madison Mosaic Disciplined Equity Fund (A)		261,917	3,708,752
Madison Equity Income Fund Class Y (A)		252,556	2,507,880
MadisonLarge Cap Growth Fund Class Y (A)		107,250	1,948,726
Madison Large Cap Value Fund Class Y (A)		286,341	4,189,174
Vanguard Dividend Appreciation ETF		20,302	1,281,056

			16,725,647

TOTAL INVESTMENTS - 99.1% ( Cost $59,696,370 )			63,920,865
NET OTHER ASSETS AND LIABILITIES - 0.9%			567,729

TOTAL NET ASSETS - 100.0%			$64,488,594

(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 35.7%
DoubleLine Total Return Bond Fund Class I		524,796	$5,951,187
Franklin Floating Rate Daily Access Fund Advisor Class		822,559	7,551,093
Madison Mosaic Institutional Bond Fund (A)		454,323	5,079,329
Madison Bond Fund Class Y (A)		738,868	7,743,335
MadisonHigh Income Fund Class Y (A)		595,176	4,243,604
Metropolitan West Total Return Bond Fund Class I		1,165,689	12,682,699
PIMCO Investment Grade Corporate Bond Fund Institutional Class		358,498	3,972,158

			47,223,405
Foreign Bond Funds - 3.4%
TCW Emerging Markets Income Fund Class I		475,980	4,459,932

Foreign Stock Funds - 12.4%
Market Vectors Agribusiness ETF		12,084	675,979
Matthews Asian Growth and Income Fund Institutional Shares		86,532	1,635,460
Madison International Stock Fund Class Y (A)		230,840	2,712,366
NorthRoad International Fund Class Y (A)		421,590	4,582,685
Vanguard FTSE All-World ex-U.S. ETF		112,524	5,272,875
WisdomTree Japan Hedged Equity Fund ETF		38,830	1,547,375

			16,426,740
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund		1,485,804	1,485,804

Stock Funds - 46.9%
iShares Core S&P Mid-Cap ETF		18,540	2,023,826
iShares S&P 100 Index Fund ETF		69,823	4,721,431
Madison Mosaic Disciplined Equity Fund (A)		744,073	10,536,077
Madison Equity Income Fund Class Y (A)		265,571	2,637,121
Madison Large Cap Growth Fund Class Y (A)		477,628	8,678,500
MadisonLarge Cap Value Fund Class Y (A)		779,066	11,397,742
Madison Mid Cap Fund Class Y * (A)		714,132	5,970,146
Madison Small Cap Fund Class Y (A)		195,584	2,411,552
Schwab Fundamental U.S. Large Company Index Fund		914,411	10,424,281
Vanguard Health Care ETF		17,644	1,362,117
Vanguard Information Technology ETF		24,866	1,756,534

			61,919,327

TOTAL INVESTMENTS - 99.5% ( Cost $116,431,094 )			131,515,208
NET OTHER ASSETS AND LIABILITIES - 0.5%			714,211

TOTAL NET ASSETS - 100.0%			$132,229,419

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 12.2%
MadisonHigh Income Fund Class Y (A)		128,530	$916,420
Metropolitan West Total Return Bond Fund Class I		367,685	4,000,413
PIMCO Investment Grade Corporate Bond Fund Institutional Class		82,344	912,369

			5,829,202
Foreign Bond Funds - 1.0%
TCW Emerging Markets Income Fund Class I		50,130	469,716

Foreign Stock Funds - 18.8%
Market Vectors Agribusiness ETF		13,247	741,037
Market Vectors Gold Miners ETF		5,103	212,387
Matthews Asian Growth and Income Fund Institutional Shares		72,083	1,362,373
Madison International Stock Fund Class Y (A)		100,583	1,181,854
NorthRoad International Fund Class Y (A)		147,025	1,598,162
Vanguard FTSE All-World ex-U.S. ETF		66,212	3,102,694
WisdomTree Japan Hedged Equity Fund ETF		19,505	777,274

			8,975,781
Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund		421,107	421,107

Stock Funds - 66.6%
iShares Core S&P Mid-Cap ETF		11,015	1,202,397
iShares S&P 100 Index Fund ETF		35,293	2,386,513
Madison Mosaic Disciplined Equity Fund (A)		389,708	5,518,258
Madison Equity Income Fund Class Y (A)		51,802	514,393
Madison Large Cap Growth Fund Class Y (A)		210,884	3,831,758
Madison Large Cap Value Fund Class Y (A)		369,608	5,407,363
Madison Mid Cap Fund Class Y * (A)		487,292	4,073,761
Madison Small Cap Fund Class Y (A)		74,813	922,441
Schwab Fundamental U.S. Large Company Index Fund		484,462	5,522,868
Vanguard Health Care ETF		13,378	1,032,782
Vanguard Information Technology ETF		20,423	1,442,681

			31,855,215

TOTAL INVESTMENTS - 99.5% ( Cost $40,813,293 )			47,551,021
NET OTHER ASSETS AND LIABILITIES - 0.5%			239,488

TOTAL NET ASSETS - 100.0%			$47,790,509

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Cash Reserves Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.8%
Fannie Mae - 29.6%
0.132%, 2/6/13 (A)	$200,000	$199,996
3.625%, 2/12/13	685,000	685,712
4.000%, 2/12/13	100,000	100,115
0.122%, 2/13/13 (A)	100,000	99,996
4.750%, 2/21/13	600,000	601,496
1.750%, 2/22/13	250,000	250,227
4.250%, 2/25/13	400,000	401,068
0.750%, 2/26/13	256,000	256,104
0.112%, 3/13/13 (A)	200,000	199,975
4.375%, 3/15/13	672,000	675,363
0.101%, 3/20/13 (A)	150,000	149,980
0.107%, 4/1/13 (A)	105,000	104,982
0.101%, 4/3/13 (A)	150,000	149,975

		3,874,989
Federal Farm Credit Bank - 3.0%
1.750%, 2/21/13	225,000	225,195
5.000%, 3/6/13	165,000	165,735

		390,930
Federal Home Loan Bank - 30.5%
0.142%, 2/1/13	300,000	300,000
0.152%, 2/5/13 (A)	100,000	99,998
0.150%, 2/6/13	200,000	200,001
0.170%, 2/6/13	400,000	400,001
0.091%, 2/8/13 (A)	200,000	199,996
0.061%, 2/19/13 (A)	200,000	199,994
0.142%, 2/20/13 (A)	300,000	299,978
0.125%, 3/5/13 (A)	300,000	299,995
1.750%, 3/8/13	230,000	230,359
0.132%, 3/22/13 (A)	200,000	199,965
0.086%, 4/24/13 (A)	100,000	99,981
0.099%, 4/26/13 (A)	1,000,000	999,772
0.091%, 5/1/13 (A)	325,000	324,928
0.112%, 5/3/13 (A)	150,000	149,958

		4,004,926
Freddie Mac - 25.7%
0.127%, 2/11/13 (A)	215,000	214,992
0.146%, 2/25/13 (A)	500,000	499,952
0.041%, 2/27/13 (A)	250,000	249,993
0.132%, 3/4/13 (A)	500,000	499,944
0.091%, 3/18/13 (A)	350,000	349,961
0.096%, 3/26/13 (A)	250,000	249,965
0.107%, 4/1/13 (A)	100,000	99,983
0.091%, 4/4/13 (A)	300,000	299,953
0.112%, 4/16/13 (A)	200,000	199,955
0.800%, 4/19/13	700,000	701,031

		3,365,729
U.S. Treasury Notes - 8.0%
1.375%, 3/15/13	300,000	300,443
1.750%, 4/15/13	100,000	100,333
0.625%, 4/30/13	650,000	650,881

		1,051,657

Total U.S. Government and Agency Obligations ( Cost $12,688,231 )		12,688,231
	Shares
INVESTMENT COMPANIES - 2.8%
State Street Institutional U.S. Government Money Market Fund	361,065	361,065

Total Investment Companies ( Cost $361,065 )		361,065

TOTAL INVESTMENTS - 99.6% ( Cost $13,049,296 )		13,049,296
NET OTHER ASSETS AND LIABILITIES - 0.4%		54,225

TOTAL NET ASSETS - 100.0%		$13,103,521

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Core Bond Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.0%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.52%, 9/21/30		$64,040	$64,860
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33		1,135,919	1,141,761

Total Asset Backed Securities ( Cost $1,196,309 )			1,206,621
CORPORATE NOTES AND BONDS - 20.0%
Consumer Discretionary - 2.7%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31		750,000	1,014,883
DR Horton Inc., 5.25%, 2/15/15		215,000	226,825
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34		575,000	701,033
McDonald's Corp., 5%, 2/1/19		1,000,000	1,180,157

			3,122,898
Consumer Staples - 4.3%
Campbell Soup Co., 4.5%, 2/15/19		1,000,000	1,144,840
PepsiCo Inc., 4.65%, 2/15/13		215,000	215,280
PepsiCo Inc., 7.9%, 11/1/18		1,000,000	1,340,064
Walgreen Co., 5.25%, 1/15/19		1,000,000	1,161,325
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13		1,240,000	1,249,497

			5,111,006
Energy - 1.1%
Hess Corp., 7.875%, 10/1/29		240,000	309,857
Transocean Inc. (E), 6%, 3/15/18		850,000	978,141

			1,287,998
Financials - 1.7%
American Express Credit Corp., 2.375%, 3/24/17		380,000	394,027
HCP Inc., 6.7%, 1/30/18		490,000	593,278
Lehman Brothers Holdings Inc. (F) *, 5.75%, 1/3/17		520,000	52
Simon Property Group L.P., 5.875%, 3/1/17		270,000	314,907
Swiss Re Solutions Holding Corp., 7%, 2/15/26		290,000	367,976
UBS AG (E), 5.75%, 4/25/18		250,000	294,874

			1,965,114
Health Care - 2.5%
Eli Lilly & Co., 6.57%, 1/1/16		500,000	572,202
Genentech Inc., 5.25%, 7/15/35		325,000	378,754
Johnson & Johnson, 2.95%, 9/1/20		1,000,000	1,065,350
Merck & Co. Inc., 5.75%, 11/15/36		500,000	636,654
Wyeth LLC, 6.5%, 2/1/34		230,000	309,795

			2,962,755
Industrials - 2.6%
Boeing Co./The, 8.625%, 11/15/31		240,000	361,209
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		285,000	379,194
Honeywell International Inc., 3.875%, 2/15/14		1,000,000	1,034,218
Norfolk Southern Corp., 5.59%, 5/17/25		359,000	431,974
Norfolk Southern Corp., 7.05%, 5/1/37		390,000	545,702
Waste Management Inc., 7.125%, 12/15/17		235,000	283,111

			3,035,408
Information Technology - 0.4%
Cisco Systems Inc., 5.5%, 2/22/16		400,000	456,430

Materials - 0.5%
Weyerhaeuser Co., 7.375%, 3/15/32		500,000	609,034

Telecommunication Services - 2.8%
Cellco Partnership / Verizon Wireless Capital LLC, 8.5%, 11/15/18		1,500,000	2,033,148
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		525,000	780,001
Rogers Communications Inc. (E), 6.25%, 6/15/13		455,000	464,415

			3,277,564
Utilities - 1.4%
Sierra Pacific Power Co., 6%, 5/15/16		650,000	748,295
Wisconsin Electric Power Co., 6.5%, 6/1/28		750,000	922,727

			1,671,022

Total Corporate Notes and Bonds ( Cost $20,511,199 )			23,499,229
MORTGAGE BACKED SECURITIES - 12.4%
Fannie Mae - 10.1%
4%, 4/1/15 Pool # 255719		106,414	113,630
5.5%, 4/1/16 Pool # 745444		105,265	112,777
6%, 5/1/16 Pool # 582558		7,095	7,532
5.5%, 2/1/18 Pool # 673194		138,479	148,692
5%, 5/1/20 Pool # 813965		222,463	242,241
4.5%, 9/1/20 Pool # 835465		214,063	230,285
6%, 5/1/21 Pool # 253847		20,149	22,128
4.5%, 4/1/23 Pool # 974401		418,451	452,977
4.5%, 6/1/23 Pool # 984075		220,153	236,595
7%, 12/1/29 Pool # 762813		20,975	24,364
7%, 11/1/31 Pool # 607515		21,768	25,868
6.5%, 3/1/32 Pool # 631377		166,373	187,732
7%, 5/1/32 Pool # 644591		8,072	9,593
6.5%, 6/1/32 Pool # 545691		264,791	297,662
6%, 12/1/32 Pool # 676552		75,881	84,736
5.5%, 4/1/33 Pool # 690206		538,040	590,568
5%, 10/1/33 Pool # 254903		276,946	300,738
5.5%, 11/1/33 Pool # 555880		343,390	376,915
5%, 5/1/34 Pool # 775604		37,561	40,694
5%, 5/1/34 Pool # 780890		146,037	158,218
5%, 6/1/34 Pool # 255230		64,165	69,517
5.5%, 6/1/34 Pool # 780384		498,957	545,175
7%, 7/1/34 Pool # 792636		8,724	9,983
5.5%, 8/1/34 Pool # 793647		102,533	113,264
5.5%, 3/1/35 Pool # 815976		543,719	594,310
5.5%, 7/1/35 Pool # 825283		234,303	256,202
5%, 8/1/35 Pool # 829670		266,605	288,176
5.5%, 8/1/35 Pool # 826872		149,702	163,475
5%, 9/1/35 Pool # 820347		289,412	326,757
5%, 9/1/35 Pool # 835699		280,562	316,765
5%, 10/1/35 Pool # 797669		284,845	319,819
5.5%, 10/1/35 Pool # 836912		85,299	93,123
5%, 11/1/35 Pool # 844504		390,470	438,414
5%, 11/1/35 Pool # 844809		161,700	174,783
5%, 12/1/35 Pool # 850561		184,553	199,485
6%, 7/1/36 Pool # 870749		148,155	162,508
6%, 11/1/36 Pool # 902510		312,155	349,947
5.5%, 2/1/37 Pool # 905140		254,551	286,164
5.5%, 5/1/37 Pool # 899323		149,971	163,441
5.5%, 5/1/37 Pool # 928292		416,597	468,335
6%, 10/1/37 Pool # 947563		350,874	393,353
6.5%, 12/1/37 Pool # 889072		462,018	507,013
5%, 4/1/38 Pool # 257160		344,527	371,972
5.5%, 7/1/38 Pool # 986805		131,141	142,305
5.5%, 7/1/38 Pool # 986973		263,428	288,446
5%, 8/1/38 Pool # 988934		488,248	533,703
6.5%, 8/1/38 Pool # 987711		507,772	599,512

			11,839,892
Freddie Mac - 2.3%
5%, 5/1/18 Pool # E96322		98,044	104,692
8%, 6/1/30 Pool # C01005		2,550	3,142
7%, 3/1/31 Pool # C48133		7,636	9,010
6.5%, 1/1/32 Pool # C62333		43,489	50,259
5%, 7/1/33 Pool # A11325		546,981	610,308
6%, 10/1/34 Pool # A28439		56,832	62,689
6%, 10/1/34 Pool # A28598		38,672	42,658
5%, 4/1/35 Pool # A32315		77,458	85,313
5%, 4/1/35 Pool # A32316		87,328	98,366
5.5%, 11/1/37 Pool # A68787		594,535	667,535
3%, 9/1/42 Pool # C04233		979,057	1,007,498

			2,741,470
Ginnie Mae - 0.0%
8%, 10/20/15 Pool # 2995		6,022	6,417
6.5%, 2/20/29 Pool # 2714		23,882	27,432
6.5%, 4/20/31 Pool # 3068		12,826	14,724

			48,573

Total Mortgage Backed Securities ( Cost $13,311,738 )			14,629,935
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 64.8%
Federal Farm Credit Bank - 0.5%
5.875%, 10/3/16		500,000	593,268

Freddie Mac - 0.4%
4.500%, 1/15/14		400,000	416,411

U.S. Treasury Bonds - 9.6%
6.625%, 2/15/27		2,905,000	4,348,875
4.500%, 5/15/38		5,500,000	6,982,421

			11,331,296
U.S. Treasury Notes - 54.3%
3.125%, 8/31/13		4,725,000	4,805,840
4.000%, 2/15/14		3,850,000	4,002,044
4.250%, 8/15/14		8,360,000	8,875,645
2.375%, 9/30/14		2,000,000	2,070,704
2.250%, 1/31/15		7,000,000	7,275,079
2.500%, 3/31/15		265,000	277,629
4.250%, 8/15/15		5,500,000	6,040,116
2.750%, 11/30/16		5,000,000	5,403,905
3.125%, 1/31/17		3,800,000	4,171,686
2.375%, 7/31/17		2,200,000	2,356,750
4.250%, 11/15/17		3,550,000	4,121,049
2.750%, 2/15/19		6,200,000	6,791,424
3.625%, 8/15/19		2,750,000	3,163,575
2.625%, 11/15/20		2,900,000	3,129,054
1.625%, 11/15/22		1,500,000	1,452,188

			63,936,688

Total U.S. Government and Agency Obligations ( Cost $69,700,881 )			76,277,663
		Shares
INVESTMENT COMPANIES - 1.0%
State Street Institutional U.S. Government Money Market Fund		1,149,109	1,149,109

Total Investment Companies ( Cost $1,149,109 )			1,149,109

TOTAL INVESTMENTS - 99.2% ( Cost $105,869,236 )			116,762,557
NET OTHER ASSETS AND LIABILITIES - 0.8%			888,627

TOTAL NET ASSETS - 100.0%			$117,651,184

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of January 31, 2013.
(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2013.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 3).
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.5% of total net assets.
(F)	In default. Issuer is bankrupt.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison High Income Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 97.8%
Consumer Discretionary - 35.9%
Auto Components - 1.4%
Allison Transmission Inc. (A), 7.125%, 5/15/19		$100,000	$108,500
Dana Holding Corp., 6.5%, 2/15/19		350,000	374,500
Lear Corp., 8.125%, 3/15/20		450,000	502,875

			985,875
Automobiles - 1.2%
Cooper Standard Automotive Inc., 8.5%, 5/1/18		800,000	868,000
Hotels, Restaurants & Leisure - 3.9%
Boyd Acquisition Sub LLC / Boyd Acquisition Finance Corp. (A), 8.375%, 2/15/18		200,000	208,500
Boyd Gaming Corp., 9.125%, 12/1/18		200,000	208,000
Felcor Lodging L.P., 6.75%, 6/1/19		550,000	589,875
Pinnacle Entertainment Inc., 8.625%, 8/1/17		800,000	856,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20		200,000	217,000
Scientific Games International Inc., 9.25%, 6/15/19		250,000	279,375
Scientific Games International Inc. (A), 6.25%, 9/1/20		350,000	364,000

			2,722,750
Household Durables - 3.1%
Griffon Corp., 7.125%, 4/1/18		1,000,000	1,082,500
Jarden Corp., 8%, 5/1/16		500,000	524,375
Spectrum Brands Holdings Inc., 9.5%, 6/15/18		500,000	565,625

			2,172,500
Media - 21.5%
Allbritton Communications Co., 8%, 5/15/18		500,000	541,250
AMC Networks Inc., 7.75%, 7/15/21		300,000	342,750
Cablevision Systems Corp., 7.75%, 4/15/18		250,000	280,625
Cablevision Systems Corp., 5.875%, 9/15/22		200,000	196,750
CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20		1,000,000	1,122,500
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21		750,000	802,500
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 8.625%, 11/15/17		213,000	227,910
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20		400,000	419,000
CSC Holdings LLC, 6.75%, 11/15/21		400,000	450,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19		1,000,000	997,500
DISH DBS Corp., 6.75%, 6/1/21		625,000	700,000
Gannett Co. Inc., 7.125%, 9/1/18		1,000,000	1,090,000
Hughes Satellite Systems Corp., 6.5%, 6/15/19		250,000	276,250
Hughes Satellite Systems Corp., 7.625%, 6/15/21		750,000	858,750
Inmarsat Finance PLC (A) (B), 7.375%, 12/1/17		300,000	322,500
Intelsat Jackson Holdings S.A. (A) (B), 7.25%, 10/15/20		325,000	347,750
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17		675,000	715,500
Intelsat Luxembourg S.A., PIK (B), 11.5%, 2/4/17		375,000	397,500
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19		450,000	499,500
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22		100,000	109,000
Nielsen Finance LLC / Nielsen Finance Co., 11.625%, 2/1/14		130,000	142,675
Nielsen Finance LLC / Nielsen Finance Co., 7.75%, 10/15/18		1,000,000	1,113,750
Quebecor Media Inc. (B), 7.75%, 3/15/16		136,000	138,380
UPCB Finance V Ltd. (A) (B), 7.25%, 11/15/21		350,000	386,750
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22		250,000	271,875
ViaSat Inc., 6.875%, 6/15/20		370,000	394,975
Videotron Ltee (B), 5%, 7/15/22		1,000,000	1,045,000
Virgin Media Finance PLC (B), 4.875%, 2/15/22		300,000	299,250
XM Satellite Radio Inc. (A), 7.625%, 11/1/18		500,000	555,000

			15,045,190
Specialty Retail - 3.8%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19		750,000	772,500
Michaels Stores Inc., 7.75%, 11/1/18		750,000	820,312
Penske Automotive Group Inc. (A), 5.75%, 10/1/22		500,000	513,750
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22		500,000	528,750
Yankee Candle Co. Inc., Series B, 8.5%, 2/15/15		15,000	15,038

			2,650,350
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands Inc., 6.375%, 12/15/20		250,000	270,625
PVH Corp., 4.5%, 12/15/22		400,000	398,000

			668,625
Consumer Staples - 4.8%
Central Garden and Pet Co., 8.25%, 3/1/18		350,000	363,563
Dole Food Co. Inc. (A), 8%, 10/1/16		200,000	209,000
Ingles Markets Inc., 8.875%, 5/15/17		850,000	899,937
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 9.25%, 4/1/15		680,000	686,800
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/1/17		500,000	531,875
Stater Brothers Holdings, 7.75%, 4/15/15		250,000	251,875
US Foodservice (A), 8.5%, 6/30/19		400,000	416,000

			3,359,050
Energy - 12.6%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22		400,000	438,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19		500,000	530,000
Bill Barrett Corp., 7.625%, 10/1/19		500,000	526,250
Chaparral Energy Inc., 8.25%, 9/1/21		500,000	555,000
Chesapeake Energy Corp., 6.775%, 3/15/19		900,000	909,000
Continental Resources Inc., 8.25%, 10/1/19		250,000	280,937
Ferrellgas L.P. / Ferrellgas Finance Corp., 9.125%, 10/1/17		500,000	540,000
FTS International Services LLC / FTS International Bonds Inc. (A), 8.125%, 11/15/18		18,000	18,630
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16		145,000	148,988
Key Energy Services Inc., 6.75%, 3/1/21		300,000	301,500
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 5/15/19		750,000	764,062
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20		500,000	547,500
Oasis Petroleum Inc., 6.875%, 1/15/23		500,000	543,750
PetroBakken Energy Ltd. (A) (B), 8.625%, 2/1/20		300,000	306,000
Precision Drilling Corp. (B), 6.5%, 12/15/21		750,000	804,375
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18		500,000	541,250
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.5%, 7/15/21		750,000	819,375
Unit Corp., 6.625%, 5/15/21		250,000	259,375

			8,833,992
Financials - 0.6%
CIT Group Inc., 5%, 5/15/17		50,000	53,375
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21		350,000	384,125

			437,500
Health Care - 12.3%
Air Medical Group Holdings Inc., 9.25%, 11/1/18		500,000	550,000
Biomet Inc. (A), 6.5%, 10/1/20		800,000	812,000
DaVita HealthCare Partners Inc., 6.375%, 11/1/18		500,000	535,000
DaVita HealthCare Partners Inc., 6.625%, 11/1/20		250,000	272,500
DaVita HealthCare Partners Inc., 5.75%, 8/15/22		250,000	262,500
Endo Health Solutions Inc., 7%, 12/15/20		500,000	542,500
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19		300,000	324,750
Fresenius Medical Care US Finance II Inc. (A), 5.875%, 1/31/22		550,000	600,875
HCA Inc., 6.5%, 2/15/20		500,000	556,250
HCA Inc., 7.5%, 2/15/22		650,000	750,750
HCA Inc., 5.875%, 3/15/22		250,000	271,875
Multiplan Inc. (A), 9.875%, 9/1/18		250,000	278,750
Mylan Inc. (A), 6%, 11/15/18		250,000	272,926
Tenet Healthcare Corp., 8%, 8/1/20		850,000	924,375
Valeant Pharmaceuticals International (A), 6.5%, 7/15/16		550,000	572,687
Valeant Pharmaceuticals International (A), 6.875%, 12/1/18		500,000	530,000
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc. (A), 7.75%, 2/1/19		500,000	528,125

			8,585,863
Industrials - 10.5%
Alliance Data Systems Corp. (A), 5.25%, 12/1/17		100,000	104,250
Alliance Data Systems Corp. (A), 6.375%, 4/1/20		700,000	756,000
Ashtead Capital Inc. (A), 6.5%, 7/15/22		500,000	542,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 9.625%, 3/15/18		250,000	277,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19		750,000	830,625
Belden Inc. (A), 5.5%, 9/1/22		500,000	515,000
Bombardier Inc. (A) (B), 6.125%, 1/15/23		350,000	356,125
Geo Group Inc./The, 7.75%, 10/15/17		1,000,000	1,075,000
Hertz Corp./The, 6.75%, 4/15/19		250,000	271,250
Moog Inc., 7.25%, 6/15/18		500,000	522,500
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18		300,000	328,500
Tomkins LLC / Tomkins Inc., 9%, 10/1/18		163,000	181,949
United Rentals North America Inc., 8.25%, 2/1/21		150,000	170,625
United Rentals North America Inc., 7.625%, 4/15/22		300,000	334,500
UR Merger Sub Corp., 9.25%, 12/15/19		500,000	573,750
West Corp./Old, 11%, 10/15/16		500,000	520,000

			7,360,074
Information Technology - 4.5%
Level 3 Financing Inc., 8.125%, 7/1/19		200,000	218,000
Level 3 Financing Inc., 8.625%, 7/15/20		850,000	952,000
Sensata Technologies BV (A) (B), 6.5%, 5/15/19		200,000	214,500
SunGard Data Systems Inc., 7.375%, 11/15/18		500,000	531,250
Syniverse Holdings Inc., 9.125%, 1/15/19		1,100,000	1,196,250

			3,112,000
Materials - 7.3%
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15		100,000	104,250
Graphic Packaging International Inc., 9.5%, 6/15/17		500,000	535,000
Greif Inc., 6.75%, 2/1/17		250,000	278,750
Huntsman International LLC, 5.5%, 6/30/16		250,000	251,375
Huntsman International LLC, 4.875%, 11/15/20		250,000	252,500
JMC Steel Group (A), 8.25%, 3/15/18		1,000,000	1,065,000
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18		700,000	745,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18		250,000	262,500
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19		250,000	263,750
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9.875%, 8/15/19		500,000	546,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.25%, 2/15/21		750,000	785,625

			5,090,500
Telecommunication Services - 7.0%
CenturyLink Inc., 5.8%, 3/15/22		500,000	523,182
CommScope Inc. (A), 8.25%, 1/15/19		500,000	546,250
Crown Castle International Corp., 7.125%, 11/1/19		150,000	166,688
Crown Castle International Corp. (A), 5.25%, 1/15/23		250,000	262,500
Frontier Communications Corp., 8.25%, 5/1/14		8,000	8,600
Qwest Communications International Inc., 7.125%, 4/1/18		500,000	521,602
SBA Communications Corp. (A), 5.625%, 10/1/19		500,000	525,000
SBA Telecommunications Inc. (A), 5.75%, 7/15/20		300,000	315,000
Sprint Nextel Corp. (A), 7%, 3/1/20		200,000	232,000
Sprint Nextel Corp., 7%, 8/15/20		200,000	216,500
Sprint Nextel Corp., 6%, 11/15/22		250,000	251,250
tw telecom holdings, Inc., 8%, 3/1/18		500,000	546,250
Windstream Corp., 7.875%, 11/1/17		400,000	457,000
Windstream Corp., 7%, 3/15/19		250,000	255,000
Windstream Corp. (A), 6.375%, 8/1/23		100,000	100,250

			4,927,072
Utilities - 2.3%
GenOn Energy Inc., 7.875%, 6/15/17		200,000	222,000
NRG Energy Inc., 8.25%, 9/1/20		725,000	819,250
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.5%, 10/1/18		211,000	227,880
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21		309,000	336,810

			1,605,940

Total Corporate Notes and Bonds ( Cost $63,900,791 )			68,425,281
		Shares
INVESTMENT COMPANIES - 1.4%
State Street Institutional U.S. Government Money Market Fund		974,347	974,347

Total Investment Companies ( Cost $974,347 )			974,347

TOTAL INVESTMENTS - 99.2% ( Cost $64,875,138 )			69,399,628
NET OTHER ASSETS AND LIABILITIES - 0.8%			541,189

TOTAL NET ASSETS - 100.0%			$69,940,817

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 8.2% of total net assets.

PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Diversified Income Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 55.9%
Consumer Discretionary - 5.6%
McDonald's Corp.		14,000	$1,334,060
Omnicom Group Inc.		18,500	1,004,180
Target Corp.		18,400	1,111,544
Time Warner Inc.		32,500	1,641,900
Viacom Inc., Class B		15,000	905,250

			5,996,934
Consumer Staples - 8.0%
Coca-Cola Co./The		25,000	931,000
Diageo PLC, ADR		7,300	870,890
Nestle S.A., ADR		15,500	1,089,960
PepsiCo Inc.		29,000	2,112,650
Philip Morris International Inc.		8,500	749,360
Procter & Gamble Co./The		19,800	1,488,168
Sysco Corp.		22,000	698,940
Wal-Mart Stores Inc.		9,500	664,525

			8,605,493
Energy - 6.5%
Chevron Corp.		24,200	2,786,630
ConocoPhillips		39,000	2,262,000
Exxon Mobil Corp.		10,500	944,685
Occidental Petroleum Corp.		11,500	1,015,105

			7,008,420
Financials - 10.5%
Axis Capital Holdings Ltd.		26,500	1,014,155
Bank of New York Mellon Corp./The		28,500	774,060
BlackRock Inc.		5,350	1,264,098
M&T Bank Corp.		8,900	913,941
Northern Trust Corp.		16,000	823,520
PartnerRe Ltd.		13,100	1,148,739
Travelers Cos. Inc./The		33,000	2,589,180
US Bancorp		36,500	1,208,150
Wells Fargo & Co.		45,000	1,567,350

			11,303,193
Health Care - 10.6%
Becton, Dickinson and Co.		9,000	756,360
Johnson & Johnson		38,500	2,845,920
Medtronic Inc.		24,800	1,155,680
Merck & Co. Inc.		55,000	2,378,750
Novartis AG, ADR		17,000	1,152,940
Pfizer Inc.		112,062	3,057,051

			11,346,701
Industrials - 7.6%
3M Co.		21,000	2,111,550
Boeing Co./The		16,500	1,218,855
Emerson Electric Co.		18,000	1,030,500
United Parcel Service Inc., Class B		17,000	1,347,930
United Technologies Corp.		19,500	1,707,615
Waste Management Inc.		19,000	691,220

			8,107,670
Information Technology - 4.8%
Accenture PLC, Class A		11,500	826,735
Automatic Data Processing Inc.		16,000	948,640
Intel Corp.		29,500	620,680
Linear Technology Corp.		23,500	860,570
Microchip Technology Inc.		20,000	669,000
Microsoft Corp.		46,000	1,263,620

			5,189,245
Materials - 0.9%
Air Products & Chemicals Inc.		10,700	935,501
Telecommunication Service - 1.4%
AT&T Inc.		41,592	1,446,986

Total Common Stocks ( Cost $47,429,315 )			59,940,143
		Par Value
ASSET BACKED SECURITIES - 0.1%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.52%, 9/21/30		$98,971	100,238

Total Asset Backed Securities ( Cost $101,523 )			100,238
CORPORATE NOTES AND BONDS - 12.8%
Consumer Discretionary - 1.9%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31		750,000	1,014,884
DR Horton Inc., 5.25%, 2/15/15		130,000	137,150
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34		325,000	396,236
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16		400,000	451,000

			1,999,270
Consumer Staples - 0.8%
Kraft Foods Inc., 6.5%, 11/1/31		475,000	594,094
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13		280,000	282,145

			876,239
Energy - 0.6%
Hess Corp., 7.875%, 10/1/29		150,000	193,661
Transocean Inc. (D), 7.5%, 4/15/31		400,000	498,436

			692,097
Financials - 1.4%
American Express Credit Corp., 2.375%, 3/24/17		90,000	93,322
HCP Inc., 6.7%, 1/30/18		335,000	405,609
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17		410,000	41
Simon Property Group L.P., 5.875%, 3/1/17		140,000	163,285
Swiss Re Solutions Holding Corp., 7%, 2/15/26		210,000	266,465
US Bank NA, 6.3%, 2/4/14		500,000	528,139

			1,456,861
Health Care - 2.4%
AbbVie Inc. (B) (C), 2%, 11/6/18		300,000	300,776
Amgen Inc., 5.85%, 6/1/17		1,050,000	1,237,446
Eli Lilly & Co., 6.57%, 1/1/16		300,000	343,321
Genentech Inc., 5.25%, 7/15/35		195,000	227,253
Merck & Co. Inc., 5.75%, 11/15/36		220,000	280,128
Wyeth LLC, 6.5%, 2/1/34		150,000	202,040

			2,590,964
Industrials - 1.2%
Boeing Co./The, 8.625%, 11/15/31		150,000	225,756
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		175,000	232,838
Norfolk Southern Corp., 5.59%, 5/17/25		239,000	287,581
Norfolk Southern Corp., 7.05%, 5/1/37		260,000	363,802
Waste Management Inc., 7.125%, 12/15/17		150,000	180,709

			1,290,686
Information Technology - 0.6%
Cisco Systems Inc., 5.5%, 2/22/16		240,000	273,857
International Business Machines Corp., 1.875%, 8/1/22		400,000	378,183

			652,040
Materials - 0.2%
Westvaco Corp., 8.2%, 1/15/30		175,000	226,550
Telecommunication Services - 0.9%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		415,000	616,572
Rogers Communications Inc. (D), 6.25%, 6/15/13		315,000	321,518

			938,090
Utilities - 2.8%
Interstate Power & Light Co., 6.25%, 7/15/39		175,000	224,842
Nevada Power Co., Series R, 6.75%, 7/1/37		400,000	546,145
Sierra Pacific Power Co., 6%, 5/15/16		126,000	145,054
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		500,000	559,691
Westar Energy Inc., 6%, 7/1/14		600,000	639,926
Wisconsin Electric Power Co., 6.5%, 6/1/28		750,000	922,727

			3,038,385

Total Corporate Notes and Bonds ( Cost $12,273,000 )			13,761,182
MORTGAGE BACKED SECURITIES - 8.1%
Fannie Mae - 6.5%
4%, 4/1/15 Pool # 255719		38,242	40,836
5.5%, 4/1/16 Pool # 745444		67,133	71,924
6%, 5/1/16 Pool # 582558		10,643	11,298
5%, 12/1/17 Pool # 672243		167,811	181,577
5%, 5/1/20 Pool # 813965		182,015	198,197
4.5%, 9/1/20 Pool # 835465		214,063	230,285
6%, 5/1/21 Pool # 253847		28,208	30,980
7%, 12/1/29 Pool # 762813		13,348	15,505
7%, 11/1/31 Pool # 607515		21,768	25,867
3.5%, 12/1/31 Pool # MA0919		930,888	982,955
7%, 5/1/32 Pool # 644591		12,916	15,348
5.5%, 10/1/33 Pool # 254904		191,250	209,922
5%, 5/1/34 Pool # 782214		9,622	10,424
5%, 6/1/34 Pool # 255230		157,016	170,113
7%, 7/1/34 Pool # 792636		5,484	6,275
5.5%, 8/1/34 Pool # 793647		62,714	69,278
5.5%, 3/1/35 Pool # 810075		113,922	124,522
5.5%, 3/1/35 Pool # 815976		333,753	364,807
5%, 8/1/35 Pool # 829670		155,003	167,544
5%, 9/1/35 Pool # 820347		172,632	194,907
5%, 9/1/35 Pool # 835699		174,636	197,170
5%, 10/1/35 Pool # 797669		258,950	290,745
5%, 11/1/35 Pool # 844504		273,329	306,890
5%, 11/1/35 Pool # 844809		102,900	111,225
5%, 12/1/35 Pool # 850561		112,337	121,426
5.5%, 2/1/36 Pool # 851330		26,146	28,643
5.5%, 9/1/36 Pool # 831820		353,771	405,003
6%, 9/1/36 Pool # 831741		158,490	173,254
5.5%, 10/1/36 Pool # 896340		35,649	38,823
5.5%, 10/1/36 Pool # 901723		148,267	161,074
5.5%, 12/1/36 Pool # 902853		284,480	313,738
5.5%, 12/1/36 Pool # 903059		245,157	272,156
5.5%, 12/1/36 Pool # 907512		164,773	179,572
5.5%, 12/1/36 Pool # 907635		227,576	258,329
3.5%, 8/1/42 Pool # AO8100		448,345	473,702
3%, 2/1/43 Pool # 3 2/13 (F),		500,000	516,211

			6,970,525
Freddie Mac - 1.5%
8%, 6/1/30 Pool # C01005		4,718	5,812
6.5%, 1/1/32 Pool # C62333		65,234	75,389
5%, 7/1/33 Pool # A11325		390,700	435,934
6%, 10/1/34 Pool # A28439		33,401	36,844
6%, 10/1/34 Pool # A28598		22,729	25,071
5%, 4/1/35 Pool # A32315		51,123	56,306
5%, 4/1/35 Pool # A32316		49,431	55,679
3%, 8/1/42 Pool # G08502		485,434	499,536
3%, 9/1/42 Pool # C04233		440,576	453,374

			1,643,945
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		3,939	4,197
6.5%, 2/20/29 Pool # 2714		33,435	38,405
6.5%, 4/20/31 Pool # 3068		21,376	24,541

			67,143

Total Mortgage Backed Securities ( Cost $8,135,364 )			8,681,613
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.7%
U.S. Treasury Bonds - 1.7%
6.625%, 2/15/27		860,000	1,287,447
3.000%, 5/15/42		500,000	486,250

			1,773,697
U.S. Treasury Notes - 16.0%
3.125%, 8/31/13		290,000	294,961
4.000%, 2/15/14		1,150,000	1,195,416
4.250%, 8/15/14		1,575,000	1,672,146
0.500%, 10/15/14		2,500,000	2,511,035
4.250%, 11/15/14		2,000,000	2,142,032
2.500%, 3/31/15		1,190,000	1,246,711
4.250%, 8/15/15		500,000	549,101
3.125%, 1/31/17		1,750,000	1,921,171
2.375%, 7/31/17		200,000	214,250
4.250%, 11/15/17		2,100,000	2,437,804
3.375%, 11/15/19		500,000	567,344
2.625%, 11/15/20		800,000	863,187
1.750%, 5/15/22		1,600,000	1,581,501

			17,196,659

Total U.S. Government and Agency Obligations ( Cost $18,386,961 )			18,970,356
		Shares
INVESTMENT COMPANIES - 5.9%
State Street Institutional U.S. Government Money Market Fund (G)		6,278,394	6,278,394

Total Investment Companies ( Cost $6,278,394 )			6,278,394

TOTAL INVESTMENTS - 100.5% ( Cost $92,604,557 )			107,731,926
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(568,417)

TOTAL NET ASSETS - 100.0%			$107,163,509

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of January 31, 2013.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.2% of total net assets.
(E)	In default. Issuer is bankrupt.
(F)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
(G)	Security segregated for forward or when-issued purchase commitments outstanding as of January 31, 2013.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Equity Income Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 83.2%***
	Consumer Discretionary - 7.5%
	Bed Bath & Beyond Inc. *	40,000	$2,348,000
	Best Buy Co. Inc.	30,000	487,800
	Staples Inc.	100,000	1,348,000
	Target Corp.	35,000	2,114,350

			6,298,150
	Energy - 16.3%
	Apache Corp.	30,000	2,512,800
	Canadian Natural Resources Ltd.	75,000	2,266,500
	Occidental Petroleum Corp.	20,000	1,765,400
	Petroleo Brasileiro S.A., ADR	85,000	1,553,800
	Schlumberger Ltd.	50,000	3,902,500
	Southwestern Energy Co. *	50,000	1,715,000

			13,716,000
	Financials - 8.4%
	Bank of New York Mellon Corp./The	100,000	2,716,000
	BB&T Corp.	30,000	908,298
	IntercontinentalExchange Inc. *	10,000	1,387,500
	Morgan Stanley	90,100	2,058,785

			7,070,583
	Health Care - 13.8%
	Laboratory Corp. of America Holdings *	24,000	2,148,000
	Mylan Inc. *	50,000	1,413,500
	St Jude Medical Inc.	25,000	1,017,500
	Stryker Corp.	40,000	2,506,000
	Teva Pharmaceutical Industries Ltd., ADR	47,000	1,785,530
	UnitedHealth Group Inc.	50,000	2,760,500

			11,631,030
	Industrials - 5.8%
	Expeditors International of Washington Inc.	60,000	2,574,000
	Jacobs Engineering Group Inc. *	25,000	1,202,750
	Norfolk Southern Corp.	16,214	1,116,658

			4,893,408
	Information Technology - 26.1%
	Communications Equipment - 2.6%
	Cisco Systems Inc.	20,000	411,400
	QUALCOMM Inc.	27,100	1,789,413

			2,200,813
	Computers & Peripherals - 5.6%
	Apple Inc.	6,500	2,959,515
	EMC Corp. *	70,000	1,722,700

			4,682,215
	Electronic Equipment, Instruments & Components - 1.3%
	FLIR Systems Inc.	47,500	1,129,075

	Internet Software & Services - 2.3%
	Google Inc., Class A *	2,500	1,889,225

	Semiconductors & Semiconductor Equipment - 4.7%
	Altera Corp.	60,000	2,005,200
	Broadcom Corp., Class A	60,000	1,947,000

			3,952,200
	Software - 9.6%
	BMC Software Inc. *	20,000	831,000
	Check Point Software Technologies Ltd. *	50,000	2,500,000
	Microsoft Corp.	95,000	2,609,650
	Nuance Communications Inc. *	90,000	2,164,500

			8,105,150
	Materials - 5.3%
	Freeport-McMoRan Copper & Gold Inc.	82,000	2,890,500
	Mosaic Co./The	25,000	1,531,250

			4,421,750

Total Common Stocks ( Cost $71,702,901 )			69,989,599
		Par Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
	U.S. Treasury Bill - 6.6%
	0.135%, 3/21/13	$5,500,000	5,499,010

Total U.S. Government and Agency Obligations ( Cost $5,499,010 )			5,499,010
		Shares
	INVESTMENT COMPANIES - 15.3%
	State Street Institutional U.S. Government Money Market Fund	12,854,028	12,854,028

Total Investment Companies ( Cost $12,854,028 )			12,854,028

TOTAL INVESTMENTS - 105.1% ( Cost $90,055,939 )			88,342,637
NET OTHER ASSETS AND LIABILITIES - (1.4%)			(1,181,480)
TOTAL CALL & PUT OPTIONS WRITTEN - (3.7%)			(3,073,320)

TOTAL NET ASSETS - 100.0%			$84,087,837

*	Non-income producing.

***	All or a portion of these securities’ positions represent covers (directly or through conversion rights) for outstanding options written.
ADR	American Depositary Receipt.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Equity Income Fund Portfolio of Investments (unaudited)

	Contracts (100 share per contract)	Expiration Date	Exercise Price	Value (Note2)
CALL OPTIONS WRITTEN

Altera Corp.	300	March 2013	$35.00	$14,250
Altera Corp.	300	March 2013	37.00	3,750
Apache Corp.	150	March 2013	85.00	33,900
Bank of New York Mellon Corp.	1,000	March 2013	27.00	85,500
BB&T Corp.	300	June 2013	31.00	26,549
Bed Bath & Beyond Inc.	200	February 2013	60.00	9,100
Bed Bath & Beyond Inc.	200	March 2013	60.00	22,400
Broadcom Corp.	300	February 2013	33.00	11,850
Broadcom Corp.	300	May 2013	34.00	35,400
Canadian Natural Resources Ltd.	300	March 2013	30.00	37,500
Check Point Software Technologies Ltd.	300	April 2013	46.00	147,000
Check Point Software Technologies Ltd.	200	April 2013	50.00	44,000
Cisco Systems Inc.	200	April 2013	19.00	37,500
EMC Corp.	400	March 2013	25.00	21,400
EMC Corp.	300	April 2013	25.00	24,750
Expeditors International of Washington Inc.	300	May 2013	40.00	120,000
Expeditors International of Washington Inc.	300	May 2013	42.50	71,250
Freeport-McMoRan Copper & Gold Inc.	300	March 2013	36.00	27,900
Freeport-McMoRan Copper & Gold Inc.	300	April 2013	36.00	40,950
Google Inc.	25	April 2013	720.00	132,000
Intercontinental Exchange Inc.	100	March 2013	140.00	31,000
Jacobs Engineering Group Inc.	250	April 2013	42.00	162,500
Laboratory Corp. of America Holdings	240	February 2013	85.00	117,600
Microsoft Corp.	300	February 2013	30.00	450
Microsoft Corp.	300	April 2013	28.00	19,500
Morgan Stanley	501	April 2013	18.00	250,500
Morgan Stanley	400	April 2013	23.00	47,200
Mosaic Co./The	250	March 2013	60.00	60,750
Mylan Inc.	300	April 2013	24.00	133,500
Mylan Inc.	200	April 2013	25.00	71,000
Norfolk Southern Corp.	150	March 2013	67.50	38,625
Nuance Communications Inc.	300	March 2013	24.00	32,250
Nuance Communications Inc.	400	April 2013	24.00	53,000
Nuance Communications Inc.	200	April 2013	25.00	17,500
Occidental Petroleum Corp.	200	February 2013	77.50	212,500
Qualcomm Inc.	121	February 2013	62.50	44,770
Qualcomm Inc.	150	March 2013	65.00	35,250
Schlumberger Ltd.	250	March 2013	75.00	100,625
Schlumberger Ltd.	250	April 2013	77.50	84,375
Southwestern Energy Co.	250	March 2013	35.00	27,875
St Jude Medical Inc.	150	February 2013	37.00	57,750
St Jude Medical Inc.	100	April 2013	40.00	23,500
Staples Inc.	1,000	March 2013	14.00	42,500
Stryker Corp.	400	March 2013	55.00	308,000
Targer Corp.	200	April 2013	60.00	41,100
UnitedHealth Group Inc.	200	March 2013	55.00	28,400
UnitedHealth Group Inc.	300	June 2013	57.50	49,200

Total Call Options Written ( Premiums recieved $2,090,602 )				3,038,169
PUT OPTIONS WRITTEN

Broadcom Corp.	200	February 2013	31.00	4,700
Intercontinental Exchange Inc.	100	March 2013	125.00	6,250
Mosaic Co./The	100	June 2013	57.50	24,201

Total Put Options Written ( Premiums recieved $103,511 )				35,151

Total Value Options Written ( Premiums recieved $2,194,113 )				3,073,320

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 95.5%
	Consumer Discretionary - 8.8%
	McDonald's Corp.	19,000	$1,810,510
	Omnicom Group Inc.	51,778	2,810,510
	Target Corp.	49,000	2,960,090
	Time Warner Inc.	69,800	3,526,296
	Viacom Inc., Class B	47,000	2,836,450

			13,943,856
	Consumer Staples - 10.3%
	Diageo PLC, ADR	13,999	1,670,081
	Nestle S.A., ADR	28,000	1,968,960
	PepsiCo Inc.	46,015	3,352,193
	Philip Morris International Inc.	20,564	1,812,922
	Procter & Gamble Co./The	53,085	3,989,869
	Sysco Corp.	54,994	1,747,159
	Wal-Mart Stores Inc.	24,500	1,713,775

			16,254,959
	Energy - 14.3%
	Apache Corp.	37,000	3,099,120
	Chevron Corp.	42,542	4,898,711
	ConocoPhillips	58,568	3,396,944
	Exxon Mobil Corp.	18,000	1,619,460
	National Oilwell Varco Inc.	24,000	1,779,360
	Occidental Petroleum Corp.	48,029	4,239,520
	Schlumberger Ltd.	47,500	3,707,375

			22,740,490
	Financials - 26.1%
	Capital Markets - 4.9%
	Bank of New York Mellon Corp./The	142,052	3,858,132
	BlackRock Inc.	9,000	2,126,520
	Franklin Resources Inc.	12,500	1,711,000

			7,695,652
	Commercial Banks - 6.6%
	M&T Bank Corp.	16,000	1,643,040
	US Bancorp	123,042	4,072,690
	Wells Fargo & Co.	136,058	4,738,900

			10,454,630
	Insurance - 12.9%
	American International Group Inc. *	67,500	2,553,525
	Arch Capital Group Ltd. *	60,037	2,786,918
	Berkshire Hathaway Inc., Class B *	48,033	4,655,839
	Markel Corp. *	9,640	4,589,893
	Travelers Cos. Inc./The	50,039	3,926,060
	WR Berkley Corp.	48,584	2,000,203

			20,512,438
	Real Estate Management & Development - 1.7%
	Brookfield Asset Management Inc., Class A	72,052	2,660,881

	Health Care - 15.8%
	Johnson & Johnson	93,000	6,874,560
	Medtronic Inc.	69,526	3,239,912
	Merck & Co. Inc.	139,082	6,015,296
	Novartis AG, ADR	35,500	2,407,610
	Pfizer Inc.	237,223	6,471,443

			25,008,821
	Industrials - 12.5%
	3M Co.	53,543	5,383,749
	Boeing Co./The	37,500	2,770,125
	Danaher Corp.	30,000	1,797,900
	Emerson Electric Co.	47,300	2,707,925
	General Dynamics Corp.	24,500	1,624,350
	United Parcel Service Inc., Class B	36,509	2,894,798
	United Technologies Corp.	31,000	2,714,670

			19,893,517
	Information Technology - 2.6%
	Intel Corp.	75,000	1,578,000
	International Business Machines Corp.	12,860	2,611,480

			4,189,480
	Materials - 3.7%
	Air Products & Chemicals Inc.	25,504	2,229,815
	Mosaic Co./The	28,000	1,715,000
	Newmont Mining Corp.	44,000	1,890,240

			5,835,055
	Telecommunication Service - 1.4%
	AT&T Inc.	63,578	2,211,878

Total Common Stocks ( Cost $121,032,320 )			151,401,657
	INVESTMENT COMPANIES - 4.4%
	State Street Institutional U.S. Government Money Market Fund	6,954,757	6,954,757

Total Investment Companies ( Cost $6,954,757 )			6,954,757

TOTAL INVESTMENTS - 99.9% ( Cost $127,987,077 )			158,356,414
NET OTHER ASSETS AND LIABILITIES - 0.1%			164,745

TOTAL NET ASSETS - 100.0%			$158,521,159

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Large Cap Growth Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 95.7%
	Consumer Discretionary - 18.1%
	Amazon.com Inc. *	9,826	$2,608,803
	CarMax Inc. *	19,672	775,470
	Chipotle Mexican Grill Inc. *	1,765	541,873
	Comcast Corp., Class A	30,192	1,149,711
	Discovery Communications Inc., Class C *	14,584	929,147
	Home Depot Inc./The	26,355	1,763,677
	J.C. Penney Company Inc.	31,046	631,165
	Lululemon Athletica Inc. *	21,645	1,493,505
	McDonald's Corp.	16,025	1,527,022
	NIKE Inc.	19,450	1,051,272
	Omnicom Group Inc.	22,607	1,227,108
	Panera Bread Co., Class A *	9,570	1,529,382
	priceline.com Inc. *	2,373	1,626,620
	Starbucks Corp.	19,265	1,081,152
	Tractor Supply Co.	6,290	652,084
	Walt Disney Co./The	23,111	1,245,221
	Yum! Brands Inc.	26,952	1,750,263

			21,583,475
	Consumer Staples - 6.8%
	Coca-Cola Co./The	64,109	2,387,419
	Costco Wholesale Corp.	19,582	2,004,022
	Diageo PLC, ADR	10,155	1,211,491
	PepsiCo Inc.	34,022	2,478,503

			8,081,435
	Energy - 5.1%
	Exxon Mobil Corp.	27,614	2,484,432
	Schlumberger Ltd.	47,210	3,684,740

			6,169,172
	Financials - 3.2%
	Aon PLC	5,275	304,578
	Brookfield Asset Management Inc., Class A	33,184	1,225,485
	IntercontinentalExchange Inc. *	5,785	802,669
	T Rowe Price Group Inc.	21,226	1,516,598

			3,849,330
	Health Care - 10.5%
	Allergan Inc.	13,200	1,386,132
	Becton, Dickinson and Co.	10,923	917,969
	Biogen Idec Inc. *	8,920	1,392,234
	Celgene Corp. *	19,249	1,904,881
	Cerner Corp. *	25,480	2,103,374
	Eli Lilly & Co.	6,719	360,743
	Johnson & Johnson	19,621	1,450,384
	UnitedHealth Group Inc.	55,731	3,076,909

			12,592,626
	Industrials - 14.8%
	3M Co.	17,415	1,751,078
	Boeing Co./The	33,761	2,493,925
	C.H. Robinson Worldwide Inc.	18,305	1,210,876
	Copart Inc. *	24,877	893,333
	Danaher Corp.	38,325	2,296,817
	Emerson Electric Co.	30,067	1,721,336
	Expeditors International of Washington Inc.	17,041	731,059
	IHS Inc., Class A *	8,869	912,620
	Roper Industries Inc.	12,949	1,520,860
	United Parcel Service Inc., Class B	25,313	2,007,068
	United Technologies Corp.	14,105	1,235,175
	W.W. Grainger Inc.	4,040	879,993

			17,654,140
	Information Technology - 32.6%
	Communications Equipment - 2.9%
	QUALCOMM Inc.	52,868	3,490,874

	Computers & Peripherals - 7.4%
	Apple Inc.	17,375	7,911,011
	EMC Corp. *	37,342	918,987

			8,829,998
	Internet Software & Services - 6.3%
	Baidu Inc., ADR *	4,835	523,630
	eBay Inc. *	27,316	1,527,784
	Google Inc., Class A *	7,295	5,512,759

			7,564,173
	IT Services - 4.1%
	Accenture PLC, Class A	39,182	2,816,794
	Visa Inc., Class A	13,095	2,067,831

			4,884,625
	Semiconductors & Semiconductor Equipment - 2.5%
	ASML Holding N.V.	16,415	1,232,602
	Intel Corp.	80,275	1,688,986

			2,921,588
	Software - 9.4%
	MICROS Systems Inc. *	38,286	1,762,305
	Microsoft Corp.	148,540	4,080,394
	Nuance Communications Inc. *	78,052	1,877,151
	Oracle Corp.	77,704	2,759,269
	SAP AG, ADR	9,072	744,085

			11,223,204
	Materials - 3.6%
	Ecolab Inc.	14,473	1,047,845
	Monsanto Co.	32,022	3,245,430

			4,293,275
	Telecommunication Service - 1.0%
	Verizon Communications Inc.	27,955	1,219,118

Total Common Stocks ( Cost $92,580,640 )			114,357,033
	INVESTMENT COMPANIES - 3.3%
	State Street Institutional U.S. Government Money Market Fund	3,912,679	3,912,679

Total Investment Companies ( Cost $3,912,679 )			3,912,679

TOTAL INVESTMENTS - 99.0% ( Cost $96,493,319 )			118,269,712
NET OTHER ASSETS AND LIABILITIES - 1.0%			1,165,268

TOTAL NET ASSETS - 100.0%			$119,434,980

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Mid Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 91.8%
	Consumer Discretionary - 22.1%
	Advance Auto Parts Inc.	44,530	$3,273,846
	Bed Bath & Beyond Inc. *	69,105	4,056,463
	CarMax Inc. *	110,429	4,353,111
	Discovery Communications Inc., Class C *	46,713	2,976,085
	Liberty Global Inc., Series C *	60,894	3,882,601
	Omnicom Group Inc.	84,238	4,572,439
	Tiffany & Co.	58,540	3,849,005
	TJX Cos. Inc.	105,727	4,776,746

			31,740,296
	Consumer Staples - 2.9%
	Brown-Forman Corp., Class B	19,679	1,273,231
	McCormick & Co. Inc.	47,543	2,964,306

			4,237,537
	Energy - 6.0%
	Ensco PLC, Class A	46,371	2,947,805
	Noble Corp.	63,988	2,591,514
	World Fuel Services Corp.	71,109	3,065,509

			8,604,828
	Financials - 23.6%
	Arch Capital Group Ltd. *	82,647	3,836,474
	Brookfield Asset Management Inc., Class A	151,198	5,583,742
	Brown & Brown Inc.	104,872	2,867,200
	Glacier Bancorp Inc.	136,619	2,128,524
	Leucadia National Corp.	134,311	3,418,215
	M&T Bank Corp.	36,666	3,765,232
	Markel Corp. *	15,242	7,257,173
	WR Berkley Corp.	124,803	5,138,140

			33,994,700
	Health Care - 8.3%
	DENTSPLY International Inc.	79,609	3,324,472
	Laboratory Corp. of America Holdings *	50,390	4,509,905
	Techne Corp.	57,456	4,118,446

			11,952,823
	Industrials - 18.9%
	C.H. Robinson Worldwide Inc.	76,568	5,064,973
	Copart Inc. *	120,251	4,318,213
	Expeditors International of Washington Inc.	88,865	3,812,309
	IDEX Corp.	64,973	3,241,503
	Jacobs Engineering Group Inc. *	67,405	3,242,855
	Ritchie Bros Auctioneers Inc.	152,512	3,341,538
	Wabtec Corp.	45,125	4,224,602

			27,245,993
	Information Technology - 4.7%
	Amphenol Corp., Class A	39,802	2,689,421
	MICROS Systems Inc. *	88,285	4,063,759

			6,753,180
	Materials - 5.3%
	Crown Holdings Inc. *	113,196	4,285,600
	Ecolab Inc.	46,314	3,353,134

			7,638,734

Total Common Stocks ( Cost $100,806,189 )			132,168,091
	INVESTMENT COMPANIES - 7.5%
	State Street Institutional U.S. Government Money Market Fund	10,788,384	10,788,384

Total Investment Companies ( Cost $10,788,384 )			10,788,384

TOTAL INVESTMENTS - 99.3% ( Cost $111,594,573 )			142,956,475
NET OTHER ASSETS AND LIABILITIES - 0.7%			968,638

TOTAL NET ASSETS - 100.0%			$143,925,113

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison Small Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 97.9%
	Consumer Discretionary - 12.6%
	Arbitron Inc.	4,500	$211,050
	Ascena Retail Group Inc. *	21,000	355,950
	Cato Corp./The, Class A	15,500	427,335
	CEC Entertainment Inc.	9,500	313,120
	Choice Hotels International Inc.	2,900	104,516
	Fred's Inc., Class A	20,200	267,044
	Helen of Troy Ltd. *	11,000	398,200
	Matthews International Corp., Class A	9,800	321,048
	Stage Stores Inc.	12,700	290,195

			2,688,458
	Consumer Staples - 2.0%
	Casey's General Stores Inc.	5,000	273,650
	Post Holdings Inc. *	4,300	163,357

			437,007
	Energy - 4.5%
	Bristow Group Inc.	3,600	205,128
	Halcon Resources Corp. *	11,612	88,716
	Penn Virginia Corp.	8,000	34,320
	Scorpio Tankers Inc. *	36,600	308,538
	SEACOR Holdings Inc.	3,560	323,853

			960,555
	Financials - 19.4%
	AMERISAFE Inc. *	8,600	246,304
	Assured Guaranty Ltd.	11,900	215,747
	Campus Crest Communities Inc., REIT	15,900	192,072
	DiamondRock Hospitality Co., REIT	19,684	179,518
	First Busey Corp.	33,830	153,588
	First Midwest Bancorp Inc.	24,200	306,614
	First Niagara Financial Group Inc.	24,380	191,139
	Flushing Financial Corp.	12,420	196,733
	Hancock Holding Co.	5,500	166,210
	International Bancshares Corp.	17,220	336,651
	Mack-Cali Realty Corp., REIT	5,500	149,435
	MB Financial Inc.	10,300	230,411
	Northwest Bancshares Inc.	27,700	337,940
	Platinum Underwriters Holdings Ltd.	4,900	238,777
	Primerica Inc.	11,900	391,272
	Summit Hotel Properties Inc., REIT	17,900	164,501
	Webster Financial Corp.	16,300	362,675
	Westamerica Bancorporation	2,000	88,840

			4,148,427
	Health Care - 10.4%
	Allscripts Healthcare Solutions Inc. *	4,500	49,860
	Amsurg Corp. *	11,500	358,915
	Charles River Laboratories International Inc. *	12,800	528,896
	Corvel Corp. *	4,500	206,100
	Haemonetics Corp. *	1,300	54,522
	ICON PLC, ADR *	15,800	463,098
	ICU Medical Inc. *	5,500	332,475
	STERIS Corp.	6,200	233,926

			2,227,792
	Industrials - 28.1%
	Aerospace & Defense - 0.8%
	Cubic Corp.	3,800	178,600

	Air Freight & Logistics - 1.8%
	Atlas Air Worldwide Holdings Inc. *	4,600	207,414
	UTi Worldwide Inc.	12,300	181,548

			388,962
	Commercial Services & Supplies - 6.6%
	ACCO Brands Corp. *	40,600	338,198
	G&K Services Inc., Class A	9,100	364,364
	McGrath RentCorp	1,800	53,802
	Standard Parking Corp. *	8,800	184,448
	United Stationers Inc.	14,120	470,761

			1,411,573
	Electrical Equipment - 4.3%
	Acuity Brands Inc.	3,100	213,280
	Belden Inc.	14,722	708,864

			922,144
	Industrial Conglomerates - 3.6%
	Carlisle Cos. Inc.	11,980	768,517

	Machinery - 6.2%
	Albany International Corp., Class A	16,400	410,984
	ESCO Technologies Inc.	9,100	374,647
	Mueller Industries Inc.	10,100	538,936

			1,324,567
	Marine - 2.1%
	Kirby Corp. *	6,200	438,030

	Road & Rail - 0.9%
	Genesee & Wyoming Inc., Class A *	2,300	194,534

	Trading Companies & Distributors - 1.8%
	GATX Corp.	8,100	383,535

	Information Technology - 8.3%
	Coherent Inc.	3,700	205,017
	Diebold Inc.	10,500	309,120
	Forrester Research Inc.	7,500	212,025
	MAXIMUS Inc.	3,900	267,423
	MTS Systems Corp.	5,300	301,305
	ScanSource Inc. *	1,600	46,496
	Websense Inc. *	11,100	162,393
	Zebra Technologies Corp., Class A *	6,100	264,008

			1,767,787
	Materials - 8.1%
	Aptargroup Inc.	5,500	283,415
	Deltic Timber Corp.	4,300	312,008
	Greif Inc., Class A	3,800	178,524
	Innospec Inc.	7,400	297,850
	Koppers Holdings Inc.	5,400	219,024
	Sensient Technologies Corp.	4,500	171,450
	Zep Inc.	17,600	256,960

			1,719,231
	Utilities - 4.5%
	Atmos Energy Corp.	6,800	254,048
	New Jersey Resources Corp.	2,650	111,380
	UNS Energy Corp.	5,000	226,450
	Westar Energy Inc.	6,400	192,448
	WGL Holdings Inc.	4,000	167,720

			952,046

Total Common Stocks ( Cost $14,095,782 )			20,911,765
	INVESTMENT COMPANIES – 0.0%
	State Street Institutional U.S. Government Money Market Fund	7,070	7,070

Total Investment Companies ( Cost $7,070 )			7,070

TOTAL INVESTMENTS - 97.9% ( Cost $14,102,852 )			20,918,835
NET OTHER ASSETS AND LIABILITIES - 2.1%			450,917

TOTAL NET ASSETS - 100.0%			$21,369,752

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison International Stock Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 95.5%
	Australia - 2.6%
	Ansell Ltd.	21,882	$391,338
	James Hardie Industries Plc	83,315	886,185
	Orica Ltd.	6,278	167,792

			1,445,315
	Belgium - 3.2%
	Anheuser-Busch InBev N.V.	20,189	1,751,668

	Brazil - 1.1%
	Anhanguera Educacional Participacoes S.A.	30,200	587,667

	Canada - 3.0%
	MacDonald Dettwiler & Associates Ltd.	3,800	238,957
	Potash Corp. of Saskatchewan Inc.	14,800	628,711
	Rogers Communications Inc.	16,800	780,710

			1,648,378
	Denmark - 0.6%
	Carlsberg AS	2,979	318,789

	Finland - 1.3%
	Sampo	20,419	733,325

	France - 9.4%
	BNP Paribas S.A.	17,059	1,070,349
	Cie Generale de Geophysique - Veritas *	17,882	519,475
	Rexel S.A.	28,358	603,173
	Sanofi S.A.	17,060	1,664,571
	Technip S.A.	5,739	622,303
	Valeo S.A.	11,971	645,293

			5,125,164
	Germany - 7.9%
	Bayer AG	12,412	1,224,878
	Bayerische Motoren Werke AG	7,994	804,843
	Merck KGaA	6,321	879,293
	SAP AG	11,627	952,597
	ThyssenKrupp AG *	19,178	465,854

			4,327,465
	Indonesia - 1.0%
	Bank Mandiri Persero Tbk PT, ADR	58,900	547,770

	Ireland - 0.9%
	Ryanair Holdings PLC, ADR	11,800	459,610

	Italy - 2.8%
	Atlantia SpA	36,560	676,610
	Eni SpA	34,889	875,914

			1,552,524
	Japan - 15.3%
	Aeon Credit Service Co. Ltd.	9,600	198,834
	Asics Corp.	47,090	669,956
	Canon Inc.	14,900	548,292
	Daikin Industries Ltd.	18,000	686,970
	Daito Trust Construction Co. Ltd.	8,650	853,223
	Don Quijote Co. Ltd.	20,800	827,951
	FANUC Corp.	2,300	358,412
	Komatsu Ltd.	25,500	679,015
	LIXIL Group Corp.	35,900	833,852
	Seven & I Holdings Co. Ltd.	20,000	608,453
	Softbank Corp.	11,800	420,668
	Sumitomo Mitsui Financial Group Inc.	29,200	1,171,896
	Yahoo! Japan Corp.	1,344	528,370

			8,385,892
	Mexico - 0.9%
	Genomma Lab Internacional S.A.B. de C.V. *	223,700	510,928

	Netherlands - 2.0%
	ING Groep N.V. *	106,162	1,073,750

	New Zealand - 0.7%
	Telecom Corp. of New Zealand Ltd.	187,367	381,303

	Philippines - 0.6%
	BDO Unibank Inc. *	162,660	307,449

	Russia - 1.6%
	Sberbank of Russia	243,590	883,014

	South Africa - 1.0%
	Mediclinic International Ltd.	86,122	545,330

	South Korea - 2.0%
	Hyundai Mobis	2,281	596,997
	Samsung Electronics Co. Ltd., GDR	780	517,920

			1,114,917
	Spain - 2.9%
	Mediaset Espana Comunicacion S.A.	96,126	725,560
	Red Electrica Corp. S.A.	15,769	878,072

			1,603,632
	Sweden - 5.2%
	Assa Abloy AB	21,621	809,361
	Getinge AB	16,782	517,884
	Sandvik AB	47,393	761,079
	Swedbank AB	32,435	765,235

			2,853,559
	Switzerland - 4.8%
	GAM Holding AG *	6,783	111,802
	Novartis AG	28,332	1,930,206
	Swatch Group AG/The	1,066	584,979

			2,626,987
	Thailand - 1.2%
	Krung Thai Bank PCL	823,200	637,690

	Turkey - 1.5%
	KOC Holding AS	62,136	324,326
	Turkcell Iletisim Hizmetleri AS *	82,182	511,666

			835,992
	United Kingdom - 22.0%
	BG Group PLC	25,961	461,150
	BHP Billiton PLC	32,130	1,099,168
	British American Tobacco PLC	19,978	1,040,222
	Direct Line Insurance Group PLC *	173,849	614,590
	Informa PLC	143,459	1,089,850
	Petrofac Ltd.	18,051	468,941
	Prudential PLC	71,868	1,091,954
	Reed Elsevier PLC	56,972	620,757
	Rexam PLC	143,766	1,068,240
	Royal Dutch Shell PLC	39,389	1,399,974
	Signet Jewelers Ltd.	8,101	510,330
	Standard Chartered PLC	35,077	933,229
	Unilever PLC	41,134	1,674,673

			12,073,078

Total Common Stocks ( Cost $40,714,011 )			52,331,196
	PREFERRED STOCK - 0.2%
	United Kingdom - 0.2%
	Rexam PLC	159,741	114,007

Total Preferred Stocks ( Cost $113,644 )			114,007
	INVESTMENT COMPANIES - 4.6%
	United States - 4.6%
	State Street Institutional U.S. Government Money Market Fund	2,509,652	2,509,652

Total Investment Companies ( Cost $2,509,652 )			2,509,652

TOTAL INVESTMENTS - 100.3% ( Cost $43,337,307 )			54,954,855
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(158,776)

TOTAL NET ASSETS - 100.0%			$54,796,079

*	Non-income producing.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Madison International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS Consumer Discretionary	14%
Consumer Staples	10%
Energy	8%
Financials	20%
Health Care	14%
Industrials	11%
Information Technology	5%
Materials	8%
Money Market Funds	4%
Telecommunication Services	4%
Utilities	2%
Net Other Assets and Liabilities	—%

100%

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2013

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds (the “Trust”) values securities and other investments for its various series of shares (each, a “Fund”) as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust.  In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.  Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business.  NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such fund outstanding at the time of calculation.  Total net assets are determined by adding the current value of the portfolio securities, cash, receivables, and other assets and subtracting liabilities.  Because the assets of the Madison Conservative Allocation, Madison Moderate Allocation and Madison Aggressive Allocation Funds (collectively, the “Allocation Funds”) consist primarily of shares of underlying funds, the NAV of each Allocation Fund is determined based on the NAV’s of the underlying funds.  Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers.  Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded, except for the Equity Income Fund where they are valued at the mean of the best bid and ask prices across all option exchanges.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was  converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of Madison Asset Management, LLC (the “Investment Adviser”), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Trust’s Pricing Committee under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices.  Because the Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair” value any of the investments of these funds.  However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Pricing Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).  Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Pricing Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Pricing Committee and approved by the Trust.

2.  Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements.  Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•    Level 1 – unadjusted quoted prices in active markets for identical investments

•    Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended January 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Funds utilized the following fair value techniques:   multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.  As of January 31, 2013, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Madison Funds | January 31, 2013

Notes to Portfolio of Investments (unaudited)

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 1/31/2013
Madison Conservative Allocation	$63,920,865	$ -	$ -	$63,920,865
Madison Moderate Allocation	131,515,208	-	-	131,515,208
Madison Aggressive Allocation	47,551,021	-	-	47,551,021
Madison Cash Reserves1	361,065	12,688,231	-	13,049,296
Madison Core Bond
Asset Backed	-	1,206,621	-	1,206,621
Corporate Notes and Bonds	-	23,499,229	-	23,499,229
Mortgage Backed	-	14,629,935	-	14,629,935
U.S. Government and Agency Obligations	-	76,277,663	-	76,277,663
Investment Companies	1,149,109	-	-	1,149,109
	1,149,109	115,613,448	-	116,762,557
Madison High Income
Corporate Notes and Bonds	-	68,425,281	-	68,425,281
Investment Companies	974,347	-	-	974,347
	974,347	68,425,281	-	69,399,628
Madison Diversified Income
Common Stocks	59,940,143	-	-	59,940,143
Asset Backed	-	100,238	-	100,238
Corporate Notes and Bonds	-	13,761,182	-	13,761,182
Mortgage Backed	-	8,681,613	-	8,681,613
U.S. Government and Agency Obligations	-	18,970,356	-	18,970,356
Investment Companies	6,278,394	-	-	6,278,394
	66,218,537	41,513,389	-	107,731,926
Madison Equity Income
Assets:
Common Stocks	69,989,599	-	-	69,989,599
U.S. Government and Agency Obligations	-	5,499,010	-	5,499,010
Investment Companies	12,854,028	-	-	12,854,028
	82,843,627	5,499,010	-	88,342,637
Liabilities:
Options Written	3,073,320	-	-	3,073,320
Madison Large Cap Value
Common Stocks	151,401,657	-	-	151,401,657
Investment Companies	6,954,757	-	-	6,954,757
	158,356,414	-	-	158,356,414
Madison Large Cap Growth
Common Stocks	114,357,033	-	-	114,357,033
Investment Companies	3,912,679	-	-	3,912,679
	118,269,712	-	-	118,269,712
Madison Mid Cap
Common Stocks	132,168,091	-	-	132,168,091
Investment Companies	10,788,384	-	-	10,788,384
	142,956,475	-	-	142,956,475
Madison Small Cap
Common Stocks	20,911,765	-	-	20,911,765
Investment Companies	7,070	-	-	7,070
	20,918,835	-	-	20,918,835
Madison International Stock
Common Stocks
Australia	-	1,445,315	-	1,445,315
Belgium	-	1,751,668	-	1,751,668
Brazil	-	587,667	-	587,667
Canada	-	1,648,378	-	1,648,378
Denmark	-	318,789	-	318,789
Finland	-	733,325	-	733,325
France	-	5,125,164	-	5,125,164
Germany	-	4,327,465	-	4,327,465
Indonesia	547,770	-	-	547,770
Ireland	459,610	-	-	459,610
Italy	-	1,552,524	-	1,552,524
Japan	-	8,385,892	-	8,385,892
Mexico	-	510,928	-	510,928
Netherlands	-	1,073,750	-	1,073,750
New Zealand	-	381,303	-	381,303
Philippines	-	307,449	-	307,449
Russia	-	883,014	-	883,014
South Africa	-	545,330	-	545,330
South Korea	-	1,114,917	-	1,114,917
Spain	-	1,603,632	-	1,603,632
Sweden	-	2,853,559	-	2,853,559
Switzerland	-	2,626,987	-	2,626,987
Thailand	-	637,690	-	637,690
Turkey	-	835,992	-	835,992
United Kingdom	-	12,073,078	-	12,073,078
Preferred Stock
United Kingdom	-	114,007	-	114,007
Investment Companies	2,509,652	-	-	2,509,652
	3,517,032	51,437,823	-	54,954,855

1 At January 31, 2013, all Level 2 securities held are Short Term Investments. See respective portfolio of investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a Fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Madison Equity Income Fund and their effect:

	Asset Derivatives	Liability Derivativess
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$–	Options Written	$3,073,320

Management has determined that there is no impact on the other Funds held in the Trust as they currently do not hold derivative financial instruments.

New Accounting Pronouncements: In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  The Funds have adopted the disclosures required by this update.

In December 2011, the IASB and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The Funds are currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

3. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the Madison Cash Reserves Fund which limits the investment in illiquid securities to 5% of net assets. At January 31, 2013, investments in securities of the Bond (now known as the Madison Core Bond Fund) and Madison Diversified Income Funds include issues that are illiquid. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at January 31, 2013, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost

Madison Core Bond Fund
American Association of Retired Persons	5/16/02	$785,964
ERAC USA Finance LLC	12/16/04	622,246
WM Wrigley Jr. Co.	6/21/10	1,239,861

		$2,648,071

Madison Diversified Income Fund
AbbVie Inc.	11/5/12	$298,477
American Association of Retired Persons	5/16/02	785,964
ERAC USA Finance LLC	12/16/04	351,704
WM Wrigley Jr. Co.	6/21/10	279,969

		$1,716,114

4. Concentration of Risk:  Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund enters into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Madison High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

The Madison Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms their peer. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

While investments in stocks and bonds have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Madison Funds | January 31, 2013

Item 2. Controls Procedures.

(a)
Disclosure Controls and Procedures.  The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"), are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b)  Internal Control Over Financial Reporting.  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

Madison Funds | January 31, 2013

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: March 20, 2013

By: (signature)

Greg Hoppe, Treasurer

Date: March 20, 2013